Finance Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Finance Liabilities [Abstract]
Annual Lease Liabilities	Period Principal Repayment Year 1 $ 10,438 Year 2 10,916 Year 3 11,358 Year 4 11,852 Year 5 33,494 Year 6 and thereafter 31,015 Total $ 109,073